Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Current	₩ 515,988	₩ 399,984
Non-current	579,918	589,092
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	136,275	93,502
Non-current	33,157	45,031
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	35,702	14,519
Non-current	170,272	222,141
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	46,823	24,441
Non-current	59,518	69,050
Provision for the restoration [member]
Disclosure of other provisions [line items]
Current	6,049	5,918
Non-current	185,097	153,613
Others [member]
Disclosure of other provisions [line items]
Current	291,139	261,604
Non-current	₩ 131,874	₩ 99,257